Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 7,295,439	$ 8,615,572
Cost of revenues	(2,236,718)	(3,147,596)
Gross Profit	5,058,721	5,467,976
Operating Expenses
Selling and marketing expenses	(1,316,733)	(1,957,522)
General and administrative expenses	(3,046,045)	(2,235,044)
Research and development expenses	(153,290)	(416,077)
Total Operating Expenses	(4,516,068)	(4,608,643)
Income from Operations	542,653	859,333
Interest income, net	82,913	65,795
Other (expenses) income, net	(247,327)	119,043
Income Before Income Taxes	378,239	1,044,171
Income tax expenses	(284,695)	(42,612)
Net Income	93,544	1,001,559
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(1,328,591)	193,677
Comprehensive (Loss) Income	$ (1,235,047)	$ 1,195,236
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	25,976,000	24,933,138
Earnings per share
Basic and Diluted (in Dollars per share)	$ 0	$ 0.04